Note 6 - Leases - Summary of Lease Costs 1 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 589	$ 602	$ 2,379	$ 2,382
Variable lease cost	84	79	340	241
Total operating lease cost	$ 673	$ 681	2,719	2,623
Cash paid for operating leases included in operating cash flows			$ (2,500)	$ (1,341)